Subsidiary Preferred Shares balance (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	$ 118,972	$ 100,989
Entrega [Member]
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	1,291	3,222
Follica [Member]
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	12,792	11,663
Sonde [Member]
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	12,821	7,212
Vedanta [Member]
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	$ 92,068	$ 78,892